Income taxes - Income tax expense recognized in the consolidated statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income taxes
Current income tax expense	¥ 21,571	$ 3,128	¥ 3,447	¥ 228